Shareholder Fees {- Fidelity Asset Manager 50%}	Nov. 28, 2020 USD ($)
09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 | Fidelity Asset Manager 50%
Shareholder Fees:
(fees paid directly from your investment)	none